Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Unearned ESOP Shares [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning balance at Dec. 31, 2014	$ 98,402	$ 79	$ 58,466	$ 45,729	$ (9,429)		$ 3,557
Beginning balance, Shares at Dec. 31, 2014		7,171,282
Net income	2,404			2,404
Restricted stock awards, shares		2,034
Net change in unrealized gain (losses) on securities available for sale, net of taxes	(1,340)						(1,340)
Net change in unrealized losses on derivatives, net of taxes	257						257
Cash dividend to common stockholders	(1,009)			(1,009)
Common stock repurchase	(11,926)				(11,926)
Common stock repurchase, shares		(907,505)
Common stock issued					7,884	$ (7,884)
Common stock issued, shares		600,000
ESOP shares earned	652		(52)
ESOP Shares Earned, shares						704
Compensation expense, restricted stock awards	190		190
Ending balance at Dec. 31, 2015	87,630	$ 79	58,604	47,124	(13,471)	$ (7,180)	2,474
Ending balance, Shares at Dec. 31, 2015		6,865,811
Net income	2,904			2,904
Restricted stock awards	1	$ 1
Restricted stock awards, shares		11,679
Net change in unrealized gain (losses) on securities available for sale, net of taxes	(1,926)						(1,926)
Cash dividend to common stockholders	(993)			(993)
Common stock repurchase	(1,876)				(1,876)
Common stock repurchase, shares		(160,248)
ESOP shares earned	$ 553		(79)
ESOP Shares Earned, shares	600,000					632
Compensation expense, restricted stock awards	$ 135		135
Ending balance at Dec. 31, 2016	86,428	$ 80	58,660	49,035	(15,347)	$ (6,548)	548
Ending balance, Shares at Dec. 31, 2016		6,717,242
Net income	3,301			3,301
Restricted stock awards, shares		12,753
Net change in unrealized gain (losses) on securities available for sale, net of taxes	(647)						(647)
Cash dividend to common stockholders	(1,174)			(1,174)
Common stock repurchase	$ (1,308)				(1,308)
Common stock repurchase, shares	(300,000)	(92,224)
ESOP shares earned	$ 706		59
ESOP Shares Earned, shares	600,234					647
Compensation expense, restricted stock awards	$ 106		106
Ending balance at Dec. 31, 2017	$ 87,412	$ 80	$ 58,825	$ 51,162	$ (16,655)	$ (5,901)	$ (99)
Ending balance, Shares at Dec. 31, 2017		6,637,771